FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Significant observable inputs (Level 1) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2013	Significant unobservable inputs (Level 3) as of December 31, 2013
Assets
Mutual investment fund "Reservnyi" (Note 6 and 22)	4,154	—	—
Derivative instruments (Note 18)	—	1,837	—
Liabilities
Derivative instruments (Note 18)	—	(421)	—
Contingent consideration	—	—	(11)
Redeemable noncontrolling interest (Note 24)	—	—	(2,932)

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets
Derivative instruments (Note 18)	136	—
Liabilities
Derivative instruments (Note 18)	(403)	—
Contingent consideration	—	(277)
Redeemable noncontrolling interest (Note 24)	—	(2,298)

Schedule of the most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest

	December 31,
Unobservable inputs	2013	2012
Discount rate	12%	12%
Revenue growth rate	0.7% - 1.2% (av. 0.9%)	0.5% - 1.0% (av. 0.7%)
OIBDA margin	49.4% - 50.7% (av. 49.8%)	44.0% - 45.5% (av. 44.6%)

Schedule of losses recognized on assets measured at fair value on a nonrecurring basis

2012
Property, Plant and Equipment	8,438
Licenses	2,709
Rights to use radio frequencies	2,523
Numbering capacity	1,190
Software and other intangible assets	1,654
Goodwill	3,523

Total	20,037